Grupo Santander - Offshore entities (Details)	12 Months Ended
	Dec. 31, 2024 employee subsidiary branch	Feb. 01, 2025 jurisdiction	Dec. 31, 2023 employee branch	Dec. 31, 2022 employee
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	2
Number of persons | employee	206,753		212,764	206,462
Major changes in the blacklist of non-cooperative jurisdictions
Disclosure of detailed information about business combination [line items]
Number of jurisdictions within EU's blacklist | jurisdiction		11
Number of jurisdictions within EU's grey list | jurisdiction		8
Bermuda
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	1
Guernsey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	1
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK	2
Spanish legislation | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories | branch	3		3
Spanish legislation | Off shore entities, branches
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories | branch	3
Number of persons | employee	167